Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table shows the total compensation for our named executive officers (“NEOs”) for the past three fiscal years as set forth in the Summary Compensation table, the “compensation actually paid” (or “CAP”) to our principal executive officer (“PEO”), and on an average basis, to our other NEOs (in each case, as determined under SEC rules), our Total Stockholder Return (TSR), the TSR of companies listed in the SIC Code 7373 - Computer Integrated Systems Design (our peer group for this purpose), our GAAP net income (loss), and our Company Selected Metric results (GAAP net revenue) against a defined group of peers.

Fiscal Year ended March 31, (a)	Summary compensation on table total for PEO ($)(b)(1)	Compensation actually paid to PEO ($)(c)(2)	Average summary compensation on table total for non-PEO NEOs ($)(d)(3)	Average compensation actually paid to non-PEO NEOs ($)(e)(2)	Total stockholder return ($)(4)	Peer group total stockholder return ($)(4)	Net income (loss) (in thousands) ($)	Revenue (in thousands) ($)(5)
2023	5,836,288	9,323,318	605,203	1,791,184	394.01	11.64	14,582	198,065
2022	822,789	(205,682)	403,998	416,487	138.80	42.08	6,478	162,636
2021	348,447	10,333,284	1,342,437	3,148,920	187.19	34.69	(21,001)	137,176

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Srinivasan (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Summary Compensation Table for Fiscal Year 2023.”
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan for named executives, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Fiscal Year ended March 31, (a)	Executives	SCT Total Compensation ($)(A)	Grant date value of new awards ($)(B)	Year-end value of new awards ($)(i)	Change in value of prior awards that are unvested ($)(ii)	Change in value of vested awards granted in prior fiscal years ($)(iii)	Value of vested awards granted during fiscal year ($)(iv)	Value of unvested awards forfeited during fiscal year ($)(v)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv)+(v) ($)	CAP (D)=(A)-(B)+(C) ($)
2023	PEO	5,836,288	5,219,824	5,027,042	—	3,319,813	360,000	—	8,706,855	9,323,318
	Other NEOs	605,203	195,125	669,074	130,734	581,299	—	—	1,381,107	1,791,184
2022	PEO	822,789	204,000	—	(1,019,476)	(8,995)	204,000	—	(824,471)	(205,682)
	Other NEOs	403,998	99,375	101,195	41,643	(30,975)	—	—	111,864	416,487
2021	PEO	348,447	180,000	—	8,578,180	1,406,657	180,000	—	10,164,837	10,333,284
	Other NEOs	1,342,437	1,094,854	182,613	125,012	495,753	2,150,273	(52,315)	2,901,337	3,148,920

A.
The dollar amounts reported in the Summary Compensation table for the applicable fiscal year (on an average basis for the non-PEO NEOs).
B.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation table for the applicable year (on an average basis for the non-PEO NEOs).
C.
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the non-PEO NEOs):
i.
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.
for awards that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and
iv.
for awards that are granted and also vest in the applicable year, the fair value as of the vesting date. The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant; and
v.
for awards that forfeit in the applicable year, the fair value as of the end of the prior fiscal year.
D.
“Compensation Actually Paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.
(3)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Summary Compensation Table for Fiscal Year 2023.” For each of years ended March 31, 2023, 2022 and 2021, the non-PEO NEOs were:

Year ended March 31,	Non-PEO NEOs
2023	Dave Wood, Kyle Badger, Prabuddha Biswas, Don DeMarinis
2022	Dave Wood, Kyle Badger, Don DeMarinis, Chris Robertson
2021	Dave Wood, Kyle Badger, Prabuddha Biswas, Don DeMarinis, Tony Pritchett

(4)
TSR is determined based on the value of an initial fixed investment of $100 at market close on the last trading before April 1, 2020. The TSR peer group consists of the companies listed in the SIC Code 7373 - Computer Integrated Systems Design.
(5)
Our company-selected measure is GAAP revenue.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Srinivasan (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Summary Compensation Table for Fiscal Year 2023.”

PEO Total Compensation Amount	$ 5,836,288,000	$ 822,789,000	$ 348,447,000
PEO Actually Paid Compensation Amount	$ 9,323,318,000	(205,682,000)	10,333,284,000
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan for named executives, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Fiscal Year ended March 31, (a)	Executives	SCT Total Compensation ($)(A)	Grant date value of new awards ($)(B)	Year-end value of new awards ($)(i)	Change in value of prior awards that are unvested ($)(ii)	Change in value of vested awards granted in prior fiscal years ($)(iii)	Value of vested awards granted during fiscal year ($)(iv)	Value of unvested awards forfeited during fiscal year ($)(v)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv)+(v) ($)	CAP (D)=(A)-(B)+(C) ($)
2023	PEO	5,836,288	5,219,824	5,027,042	—	3,319,813	360,000	—	8,706,855	9,323,318
	Other NEOs	605,203	195,125	669,074	130,734	581,299	—	—	1,381,107	1,791,184
2022	PEO	822,789	204,000	—	(1,019,476)	(8,995)	204,000	—	(824,471)	(205,682)
	Other NEOs	403,998	99,375	101,195	41,643	(30,975)	—	—	111,864	416,487
2021	PEO	348,447	180,000	—	8,578,180	1,406,657	180,000	—	10,164,837	10,333,284
	Other NEOs	1,342,437	1,094,854	182,613	125,012	495,753	2,150,273	(52,315)	2,901,337	3,148,920

A.
The dollar amounts reported in the Summary Compensation table for the applicable fiscal year (on an average basis for the non-PEO NEOs).
B.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation table for the applicable year (on an average basis for the non-PEO NEOs).
C.
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the non-PEO NEOs):
i.
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.
for awards that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and
iv.
for awards that are granted and also vest in the applicable year, the fair value as of the vesting date. The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant; and
v.
for awards that forfeit in the applicable year, the fair value as of the end of the prior fiscal year.
D.
“Compensation Actually Paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 605,203,000	403,998,000	1,342,437,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,791,184,000	416,487,000	3,148,920,000
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan for named executives, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Fiscal Year ended March 31, (a)	Executives	SCT Total Compensation ($)(A)	Grant date value of new awards ($)(B)	Year-end value of new awards ($)(i)	Change in value of prior awards that are unvested ($)(ii)	Change in value of vested awards granted in prior fiscal years ($)(iii)	Value of vested awards granted during fiscal year ($)(iv)	Value of unvested awards forfeited during fiscal year ($)(v)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv)+(v) ($)	CAP (D)=(A)-(B)+(C) ($)
2023	PEO	5,836,288	5,219,824	5,027,042	—	3,319,813	360,000	—	8,706,855	9,323,318
	Other NEOs	605,203	195,125	669,074	130,734	581,299	—	—	1,381,107	1,791,184
2022	PEO	822,789	204,000	—	(1,019,476)	(8,995)	204,000	—	(824,471)	(205,682)
	Other NEOs	403,998	99,375	101,195	41,643	(30,975)	—	—	111,864	416,487
2021	PEO	348,447	180,000	—	8,578,180	1,406,657	180,000	—	10,164,837	10,333,284
	Other NEOs	1,342,437	1,094,854	182,613	125,012	495,753	2,150,273	(52,315)	2,901,337	3,148,920

A.
The dollar amounts reported in the Summary Compensation table for the applicable fiscal year (on an average basis for the non-PEO NEOs).
B.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation table for the applicable year (on an average basis for the non-PEO NEOs).
C.
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the non-PEO NEOs):
i.
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.
for awards that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and
iv.
for awards that are granted and also vest in the applicable year, the fair value as of the vesting date. The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant; and
v.
for awards that forfeit in the applicable year, the fair value as of the end of the prior fiscal year.
D.
“Compensation Actually Paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Tabular List, Table	The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Revenue
•
Adjusted EBITDA
•
Stock Price

Total Shareholder Return Amount	$ 394,010.00	138,800	187,190
Peer Group Total Shareholder Return Amount	11,640	42,080.00	34,690
Net Income (Loss)	$ 14,582,000	$ 6,478,000	$ (21,001,000)
Company Selected Measure Amount	198,065,000	162,636,000	137,176,000
PEO Name	Mr. Srinivasan
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,706,855,000	$ (824,471,000)	$ 10,164,837,000
PEO | Grant date value of new awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,219,824,000	204,000,000	180,000,000
PEO | Year-end value of new awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,027,042,000	0	0
PEO | Change in value of prior awards that are unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,019,476,000)	8,578,180,000
PEO | Change in value of vested awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,319,813,000	(8,995,000)	1,406,657,000
PEO | Value of vested awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,000,000	204,000,000	180,000,000
PEO | Value of unvested awards forfeited during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,381,107,000	111,864,000	2,901,337,000
Non-PEO NEO | Grant date value of new awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,125,000	99,375,000	1,094,854,000
Non-PEO NEO | Year-end value of new awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,074,000	101,195,000	182,613,000
Non-PEO NEO | Change in value of prior awards that are unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,734,000	41,643,000	125,012,000
Non-PEO NEO | Change in value of vested awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	581,299,000	(30,975,000)	495,753,000
Non-PEO NEO | Value of vested awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,150,273,000
Non-PEO NEO | Value of unvested awards forfeited during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (52,315,000)